Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw material	$ 177,474	$ 305,408
Work-in-process	343,795	224,694
Finished goods	560,119	682,699
Low-value consumables	40,650	38,592
Total	$ 1,122,038	$ 1,251,393